UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23785

VOLATILITY SHARES TRUST
(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4440

Palm Beach Gardens, Florida 33408
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)

(866) 261-0273

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2024

Explanatory Note:

The Registrant is filing this Form N-CSR/A to amend the Form N-CSR for the period ended August 31, 2024, originally filed with the Securities and Exchange Commission on November 8th, 2024, to include Footnote 11. Basis for Approval of Investment Advisory Contract (the “Filing Detail”).

All Items contained in the Registrant’s Form N-CSR filing on November 8th, 2024 (SEC Accession Number 0001133228-24-010164) are incorporated by reference into this Form N-CSR. https://www.sec.gov/ix?doc=/Archives/edgar/data/0001884021/000113322824010164/vsl-efp10663_ncsrs.htm Other than the Filing Detail, no other information or disclosures contained in the Registrant’s Form N-CSR filed on November 8th, 2024 are being amended by this Form N-CSR/A.

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
ZIVB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.volatilityshares.com/zivb. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$70	1.35%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$11,152,380
Number of Holdings	5
Portfolio Turnover	0%
30-Day SEC Yield	1.37%
30-Day SEC Yield Unsubsidized	1.37%
Visit https://www.volatilityshares.com/zivb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Cash & Other	100.0%
CBOE VIX Futures Dec2024	18.5%
CBOE VIX Futures Jan2025	33.1%
CBOE VIX Futures Feb2025	33.8%
CBOE VIX Futures March2025	14.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/zivb
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	PAGE 1	TSR-SAR-92864M202

2x Bitcoin Strategy ETF (Consolidated)
BITX (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the 2x Bitcoin Strategy ETF (Consolidated) for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.volatilityshares.com/bitx. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Bitcoin Strategy ETF (Consolidated)	$76	1.85%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$1,444,159,086
Number of Holdings	4
Portfolio Turnover	0%
30-Day SEC Yield	-0.95%
30-Day SEC Yield Unsubsidized	-0.95%
Visit https://www.volatilityshares.com/bitx for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Bitcoin Futures Oct2024	21.2%
CME Bitcoin Futures Sept2024	178.6%
Reverse Repurchase Agreements	-205.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/bitx
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Bitcoin Strategy ETF (Consolidated)	PAGE 1	TSR-SAR-92864M301

2x Ether ETF (Consolidated)
ETHU (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | August 31, 2024
This semi-annual shareholder report contains important information about the 2x Ether ETF (Consolidated) for the period of March 1, 2024, to August 31, 2024. You can find additional information about the Fund at https://www.volatilityshares.com/ethu. You can also request this information by contacting us at 1 (866) 261-0273.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2x Ether ETF (Consolidated)	$16	0.94%
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$106,571,237
Number of Holdings	3
Portfolio Turnover	0%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-1.07%
Visit https://www.volatilityshares.com/ethu for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
Cash & Other	100.0%
CME Ether Futures Sept24	199.8%
Reverse Repurchase Agreements	-277.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.volatilityshares.com/ethu
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Volatility Shares LLC documents not be householded, please contact Volatility Shares LLC at 1 (866) 261-0273, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Volatility Shares LLC or your financial intermediary.
2x Ether ETF (Consolidated)	PAGE 1	TSR-SAR-92864M400

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The registrant’s Financial Statements are filed herewith.

VOLATILITY SHARES TRUST
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
2x Bitcoin Strategy ETF (Consolidated)
2x Ether ETF (Consolidated)
Core Financial Statements
August 31, 2024

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 78.7%
Money Market Funds - 78.7%
First American Government Obligations Fund - 5.22%(a)	8,776,478	$8,776,478
TOTAL SHORT-TERM INVESTMENTS (Cost $8,776,478)		8,776,478
TOTAL INVESTMENTS - 78.7% (Cost $8,776,478)		$8,776,478
Other Assets in Excess of Liabilities - 21.3%(b)		2,375,902
TOTAL NET ASSETS - 100.0%		$11,152,380

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(b)	Includes cash of $2,268,090 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

1

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Schedule of Futures Contracts
August 31, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CBOE VIX Futures Dec 2024	(120)	12/18/2024	$2,061,132	$204,857
CBOE VIX Futures Jan 2025	(207)	01/22/2025	3,695,012	196,645
CBOE VIX Futures Feb 2025	(207)	02/19/2025	3,769,615	167,708
CBOE VIX Futures March 2025	(87)	03/18/2025	1,601,888	8,611
Total Unrealized Appreciation (Depreciation)				$577,821

The Fund has recorded an asset of $94,901 as of August 31, 2024 related to the current day’s variation margin related to these contracts.
The accompanying notes are an integral part of these financial statements.

2

2x Bitcoin Strategy ETF (Consolidated)
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 46.1%
Money Market Funds - 46.1%
First American Government Obligations Fund, 5.22%(a)	665,153,570	$665,153,570
TOTAL SHORT-TERM INVESTMENTS (Cost $665,153,570)		665,153,570
TOTAL INVESTMENTS - 46.1% (Cost $665,153,570)		$665,153,570
Other Assets in Excess of Liabilities - 53.9%(b)		779,005,516
TOTAL NET ASSETS - 100.0%		$1,444,159,086

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(b)	Includes cash of $798,443,806 that is pledged as collateral for futures.
The accompanying notes are an integral part of these financial statements.

3

2x Bitcoin Strategy ETF (Consolidated)
Schedule of Futures Contracts
August 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Bitcoin Futures Sept 2024	8,744	09/27/2024	$2,578,605,600	$(117,412,909)
CME Bitcoin Futures Oct 2024	1,032	10/25/2024	306,865,200	(1,874,031)
Total Unrealized Appreciation (Depreciation)				$(119,286,940)

The Fund has recorded a liability of $(33,156,808) as of August 31, 2024 related to the current day’s variation margin related to these contracts.
Schedule of Reverse Repurchase Agreements
August 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Marex Capital Markets Inc.	5.65%	8/28/2024	09/04/2024	$2,962,948,907	$2,961,090,000
				$2,962,948,907	$2,961,090,000

The accompanying notes are an integral part of these financial statements.

4

2x Ether ETF (Consolidated)
Schedule of Investments
August 31, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 38.5%
Money Market Funds - 38.5%
First American Government Obligations Fund - 5.22%(a)	41,058,769	$ 41,058,769
TOTAL SHORT-TERM INVESTMENTS (Cost $41,058,769)		41,058,769
TOTAL INVESTMENTS - 38.5% (Cost $41,058,769)		$41,058,769
Other Assets in Excess of Liabilities - 61.5%(b)		65,512,467
TOTAL NET ASSETS - 100.0%		$106,571,236

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(b)	Includes cash of $64,451,221 that is pledged as collateral for futures contracts.
The accompanying notes are an integral part of these financial statements.

5

2x Ether ETF (Consolidated)
Schedule of Futures Contracts
August 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
CME Ether Futures Sept 24	1,688	09/27/2024	$212,899,000	$(11,164,845)
Total Unrealized Appreciation (Depreciation)				$(11,164,845)

The Fund has recorded a liability of $(2,087,649) as of August 31, 2024 related to the current day’s variation margin related to these contracts.
Schedule of Reverse Repurchase Agreements
August 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Marex Capital Markets Inc.	5.65%	8/28/2024	09/04/2024	$296,294,891	$296,109,000
				$296,294,891	$296,109,000

The accompanying notes are an integral part of these financial statements.

6

Statements of Assets and Liabilities
August 31, 2024 (Unaudited)

	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	2x Bitcoin Strategy ETF (Consolidated)	2x Ether ETF (Consolidated)
ASSETS:
Investments, at value	$8,776,478	$665,153,570	$41,058,769
Deposit to broker for other investments	2,268,090	798,443,806	64,451,221
Variation margin on futures contracts	94,901	—	—
Interest receivable	24,362	1,768,548	93,705
Receivable for investments sold	—	2,994,312,500	299,431,250
Prepaid expenses and other assets	—	1,311	—
Total assets	11,163,831	4,459,679,735	405,034,945
LIABILITIES:
Securities sold short, at value	—	2,961,090,000	296,109,000
Payable to adviser	11,451	2,369,552	81,169
Interest payable	—	1,858,907	185,891
Payable for capital shares redeemed	—	17,045,382	—
Variation margin on futures contracts	—	33,156,808	2,087,649
Total liabilities	11,451	3,015,520,649	298,463,709
NET ASSETS	$11,152,380	$1,444,159,086	$106,571,236
Net Assets Consists of:
Paid-in capital	$11,239,165	$2,060,757,405	$177,191,416
Total accumulated losses	(86,785)	(616,598,319)	(70,620,180)
Total net assets	$11,152,380	$1,444,159,086	$106,571,236
Net assets	$11,152,380	$1,444,159,086	$106,571,236
Shares issued and outstanding	520,000	56,180,000	19,140,000
Net asset value per share	$21.45	$25.71	$5.57
Market value per share (See Note 2)	$21.45	$25.70	$5.57
Cost:
Investments, at cost	$8,776,478	$665,153,570	$41,058,769
Proceeds:
Securities sold short proceeds	$—	$2,961,090,000	$296,109,000

The accompanying notes are an integral part of these financial statements.

7

Statements of Operations
For the Period Ended August 31, 2024 (Unaudited)

	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	2x Bitcoin Strategy ETF (Consolidated)	2x Ether ETF (Consolidated)
INVESTMENT INCOME:
Interest income	$ 100,973	$10,175,504	$373,095
Total investment income	100,973	10,175,504	373,095
EXPENSES:
Investment advisory fee	47,347	13,591,155	335,741
Interest expense	—	1,863,307	186,044
Total expenses	47,347	15,454,462	521,785
Expense reimbursement by Adviser	—	—	(165,148)
Net expenses	47,347	15,454,462	356,637
Net investment income/(loss)	53,626	(5,278,958)	16,458
REALIZED AND UNREALIZED LOSS
Net realized loss from:
Investments	—	1,057,087	131,250
Written option contracts expired or closed	—	(38,676,549)	—
Futures contracts	(565,997)	(528,408,825)	(59,432,947)
Net realized loss	(565,997)	(566,028,287)	(59,301,697)
Net change in unrealized appreciation/(depreciation) on:
Future contracts	454,928	(184,027,915)	(11,164,845)
Net change in unrealized appreciation/(depreciation)	454,928	(184,027,915)	(11,164,845)
Net realized and unrealized loss	(111,069)	(750,056,202)	(70,466,542)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,443)	$(755,335,160)	$(70,450,084)

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)		2x Bitcoin Strategy ETF (Consolidated)
	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(b)
OPERATIONS:
Net investment income/(loss)	$53,626	$49,957	$(5,278,958)	$63,689
Net realized gain/(loss)	(565,997)	925,801	(566,028,287)	213,206,130
Net change in unrealized appreciation/ (depreciation)	454,928	122,893	(184,027,915)	64,740,975
Net increase/(decrease) in net assets from operations	(57,443)	1,098,651	(755,335,160)	278,010,974
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(906,950)	(221,043)	(139,273,953)	—
Total distributions to shareholders	(906,950)	(221,043)	(139,273,953)	—
CAPITAL TRANSACTIONS:
Subscriptions	8,744,525	14,196,501	2,197,179,723	313,090,150
Redemptions	(1,536,357)	(10,175,900)	(410,903,612)	(38,904,714)
ETF transaction fees (See Note 4)	3,084	7,312	260,658	35,200
Net increase in net assets from capital transactions	7,211,252	4,027,913	1,786,536,769	274,220,636
Net increase in net assets	6,246,859	4,905,521	891,927,656	552,231,430
NET ASSETS:
Beginning of the period	4,905,521	—	552,231,430	—
End of the period	$11,152,380	$4,905,521	$1,444,159,086	$552,231,430
SHARES TRANSACTIONS
Subscriptions	390,000	750,000	55,220,000	15,110,000
Redemptions	(80,000)	(540,000)	(11,620,000)	(2,530,000)
Total increase in shares outstanding	310,000	210,000	43,600,000	12,580,000

(a)	Inception date of the Fund was April 17, 2023.
(b)	Inception date of the Fund was June 26, 2023.
The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets(Continued)

2x Ether ETF (Consolidated)
Period Ended August 31, 2024(a) (Unaudited)
OPERATIONS:
Net investment income	$16,458
Net realized loss	(59,301,697)
Net change in unrealized depreciation	(11,164,845)
Net decrease in net assets from operations	(70,450,084)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(170,096)
Total distributions to shareholders	(170,096)
CAPITAL TRANSACTIONS:
Subscriptions	183,381,307
Redemptions	(6,208,850)
ETF transaction fees (See Note 4)	18,959
Net increase in net assets from capital transactions	177,191,416
Net increase in net assets	106,571,236
NET ASSETS:
Beginning of the period	—
End of the period	$106,571,236
SHARES TRANSACTIONS
Subscriptions	19,940,000
Redemptions	(800,000)
Total increase in shares outstanding	19,140,000

(a)	Inception date of the Fund was June 3, 2024.
The accompanying notes are an integral part of these financial statements.

10

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.36	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.18	0.23
Net realized and unrealized gain on investments and futures contracts(c)	0.82	9.22
Total from investment operations	1.00	9.45
LESS DISTRIBUTIONS FROM:
Net investment income	(2.91)	(1.09)
Total distributions	(2.91)	(1.09)
Net asset value, end of period	$21.45	$23.36
Total return at net asset value(d)	4.25%	63.14%
Total return at market value(d)	4.38%	63.19%
SUPPLEMENTAL DATA AND RATIOS:
Ratio of expenses to average net assets(e)	1.35%	1.35%
Ratio of net investment income to average net assets(e)	1.53%	1.29%
Portfolio turnover rate(d)	0%	0%

(a)	Inception date of the Fund was April 17, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Due to timing of capital share transactions, per share amounts may not compare with amounts appearing elsewhere within these Financial Statements.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.

11

2x Bitcoin Strategy ETF (Consolidated)
Financial Highlights

	Period Ended August 31, 2024 (Unaudited)	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.90	$15.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.14)	0.01
Net realized and unrealized gain (loss) on investments, futures contracts, and options contracts(c)	(14.92)	28.89
Total from investment operations	(15.06)	28.90
LESS DISTRIBUTIONS FROM:
Net investment income	(3.13)	—
Total distributions	(3.13)	—
Net asset value, end of period	$25.71	$43.90
Total return at net asset value(d)	−36.05%	192.66%
Total return at market value(d)	−36.11%	192.67%
SUPPLEMENTAL DATA AND RATIOS:
Ratio of expenses to average net assets	1.85%	1.85%
Ratio of net investment income (loss) to average net assets(e)	(0.72)%	0.09%
Portfolio turnover rate(d)	0%	0%

(a)	Inception date of the Fund was June 26, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.

12

2x Ether ETF (Consolidated)
Financial Highlights

Period Ended August 31, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.00(c)
Net realized and unrealized loss on investments and futures contracts(c)	(9.42)
Total from investment operations	(9.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$5.57
Total return at net asset value(d)	−63.28%
Total return at market value(d)	−63.3%
SUPPLEMENTAL DATA AND RATIOS:
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.85%
After expense reimbursement/recoupment(e)	0.94%
Ratio of net investment income to average net assets(e)	0.09%
Portfolio turnover rate(d)	0%

(a)	Inception date of the Fund was June 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.

13

Notes to the Financial Statements
August 31, 2024
1. ORGANIZATION
The Volatility Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on August 20, 2021 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has two separate series (each, a “Fund” and together the “Funds:
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
2x Bitcoin Strategy ETF (Consolidated)
2x Ether ETF (Consolidated)
The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services-Investment Companies.
Volatility Shares LLC, (“Volatility”) a Delaware limited liability company, serves as the Trust’s adviser pursuant to an investment management agreement (the “Investment Advisory Agreement”) and is registered with the U.S. Securities and Exchange Commission. The Adviser was formed for the purpose of sponsoring volatility-linked exchange-traded funds.
The -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) or (“ZIVB”) is an actively managed exchange-traded fund (“ETF”) that seeks daily investment results, before fees and expenses, that correspond to 1x the return of the S&P 500 VIX Mid-Term Futures Inverse Daily Index (the “ZIVB Index”) for a single day, not for any other period. ZIVB seeks to achieve its investment objective by investing its assets in futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), that comprise the ZIVB Index and other “Financial Instruments” (as defined below). The Fund will invest in VIX Futures Contracts via a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh month VIX Futures Contracts that comprise the Index.
The 2x Bitcoin Strategy ETF (Consolidated) or (“BITX”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of bitcoin for a single day, not for any other period. BITX seeks to achieve its investment objective by investing its assets principally in cash settled bitcoin futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“Bitcoin Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, bitcoin, Bitcoin-Linked ETPs, Bitcoin Futures Contracts, or bitcoin-related indexes. The Fund does not invest directly in bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.
The 2x Ether ETF (Consolidated) or (“ETHU”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of ether for a single day, not for any other period. ETHU seeks to achieve its investment objective by investing its assets principally in cash-settled ether futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME) (“Ether Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Ether Futures Contracts (“Collateral Investments”). The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; and swap agreement transactions that reference Other Investment Companies, ether, Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”). The Fund does not invest directly in ether. Instead, the Fund seeks to benefit from increases in the price of Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”).

14

Notes to the Financial Statements
August 31, 2024(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a)
Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQR Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQR Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Volatility under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of the Volatility does not represent fair value; or d) the Fund or Volatility believes the market price is stale.

Short-term investments are valued at amortized cost which approximates fair value for daily NAV purposes. For financial reporting purposes, short-term investments are valued at their market price using information provided by a third-party pricing service or market quotations. In each of these situations, valuations are typically categorized as Level I in the fair value hierarchy.
The Funds’ investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.
Futures contracts shall be valued by using readily available market quotations provided by a Pricing Service. Futures contracts are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then futures contracts shall be valued at the last traded price. Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then options shall be valued at the mean price. Derivatives valued in Foreign currencies shall be translated to U.S. dollars using current exchange rates provided by a Pricing Service. Prices for other derivatives for which no exchange price is available will be provided by a Pricing Service, a Valuation Vendor or a broker quote.
In certain circumstances (e.g., if the Sponsor believes market quotations do not accurately reflect the fair value of a Fund’s investment, or a trading halt closes an exchange or market early), the Sponsor may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. Such fair value prices would generally be determined based on available inputs about the current value of the underlying VIX futures contract and would be based on principles that the Sponsor deems fair and equitable.
The Funds may use a variety of money market instruments. Money market instruments generally will be valued using market prices or at amortized cost.
Fair value pricing may require subjective determinations about the value of an investment. While the Funds’ policies are intended to result in a calculation of its respective Fund’s NAV that fairly reflects investment

15

Notes to the Financial Statements
August 31, 2024(Continued)
values as of the time of pricing, such Fund cannot ensure that fair values determined by the Sponsor or persons acting at their direction would accurately reflect the price that a Fund could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by such Fund may differ from the value that would be realized if the investments were sold, and the differences could be material to the financial statements.
(b)
Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were invested in futures contracts as of the period ended August 31, 2024.

(c)
Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended August 31, 2024.

(d)
Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

(e)
Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The Funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

16

Notes to the Financial Statements
August 31, 2024(Continued)
(f)
Basis for Consolidation – The -1x Short VIX Mid-Term Futures ETF Cayman Ltd, 2x Bitcoin Strategy ETF Cayman Ltd., and 2x Ether ETF Cayman Ltd., which is organized under the laws of the Cayman Islands, are wholly owned, and controlled by the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated), the 2x Bitcoin Strategy ETF (Consolidated), and the 2x Ether ETF (Consolidated). The -1x Short VIX Mid Term Futures ETF Cayman Ltd, 2x Bitcoin Strategy ETF Cayman Ltd., and 2x Ether ETF Cayman Ltd., acts as an investment vehicle to facilitate entering into certain investments for the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated), the 2x Bitcoin Strategy ETF (Consolidated), and the 2x Ether ETF (Consolidated) consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of August 31, 2024, the net assets of the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated), the 2x Bitcoin Strategy ETF (Consolidated), and the 2x Ether ETF (Consolidated) were $11,152,755, $1,444,200,839, and $106,571,505, of which $2,363,390, $761,994,759, and $62,381,110, or approximately 21%, 53%, and 59% respectively, represented the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated), 2x Bitcoin Strategy ETF (Consolidated), and 2x Ether ETF (Consolidated) ownership of all issued shares and voting rights of the -1x Short VIX Mid Term Futures ETF Cayman Ltd, 2x Bitcoin Strategy ETF Cayman Ltd, and 2x Ether ETF Cayman Ltd. All intercompany balances, revenues and expenses have been eliminated in consolidation.

(g)
Risks of Investing Commodity-Linked Derivatives – The -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated), the 2x Bitcoin Strategy ETF (Consolidated), 2x Ether ETF (Consolidated) through its investment in its respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated), the 2x Bitcoin Strategy ETF (Consolidated), and the 2x Ether ETF (Consolidated) held commodity-linked derivatives during the period ended August 31, 2024.

(h)
Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

Investment transactions are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized appreciation (depreciation) on open contracts is reflected in the Statements of Financial Condition and changes in the unrealized appreciation (depreciation) between periods are reflected in the Statements of Operations.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount, and is reflected as Interest Income in the Statement of Operations.
(i)
Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds. The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended August 31, 2024.

17

Notes to the Financial Statements
August 31, 2024(Continued)
(j)
Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.

(k)
Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

(l)
Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

(m)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.
3. INCOME TAX AND DISTRIBUTION INFORMATION
At February 29, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	1x Short VIX Mid-Term Futures ETF	2x Bitcoin Strategy ETF	2x Ether ETF(a)
Tax cost	$3,926,077	$419,970,691	$ —
Gross unrealized appreciation	$—	$—	$—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation	—	—	—
Undistributed ordinary income	877,608	278,010,794	—
Undistributed long-term capital gain	—	—	—
Distributable earnings	877,608	278,010,794	—
Other accumulated losses	—	—	—
Total distributable earnings	$877,608	$278,010,794	$—

(a)	Inception date of the Fund was June 3, 2024.
To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At February 29, 2024, the Funds did not have any capital loss carryforwards nor did they defer any post-October losses.

18

Notes to the Financial Statements
August 31, 2024(Continued)
The Fund’s distributions are generally taxable. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. In addition, the Fund may make distributions that represent a return of capital for tax purposes and will generally not be taxable to the shareholder.
The Funds also expect to gain exposure to select indexes by investing a portion of their respective assets in wholly owned subsidiaries of the Funds. In order to qualify as a regulated investment company for purposes of federal income tax treatment under the Internal Revenue Code of 1986, each Fund will have to reduce its exposure to its Subsidiary on or around the end of each Funds’ fiscal quarter ends.
Distributions made by the Funds will generally be taxable as ordinary income, returns of capital, or capital gains. A sale of Shares may result in capital gain or loss.
Furthermore, both Funds seek to achieve their intended exposure to selected indexes by investing a portion of their net assets in their own respective subsidiary of the Fund, organized under the laws of the Cayman Islands.
The tax character of distributions paid during the period ended August 31, 2024, are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended August 31, 2024
	Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)(1)	$906,950	$ —	$ —
2x Bitcoin Strategy ETF (Consolidated)(2)	139,273,953	—	—
2x Ether ETF (Consolidated)(3)	170,096	—	—

Period Ended February 29, 2024
Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)(1)	$ 221,043	$ —	$ —
2x Bitcoin Strategy ETF (Consolidated)(2)	—	—	—

(1)	Commenced operations April 19, 2023.
(2)	Commenced operations June 27, 2023.
(3)	Commenced operations June 4, 2024.
The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2024, open U.S. Federal and state income tax years include the tax year ended August 31, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

19

Notes to the Financial Statements
August 31, 2024(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Number of shares per creation Unit
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	10,000 shares
2x Bitcoin Strategy ETF (Consolidated)	10,000 shares
2x Ether ETF (Consolidated)	10,000 shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended August 31, 2024. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps, and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps, and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

	Purchase	Sales	Purchase In-Kind	Sales In-Kind
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$ —	$ —	$ —	$ —
2x Bitcoin Strategy ETF (Consolidated)	—	—	—	—
2x Ether ETF (Consolidated)	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended August 31, 2024.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management Fee
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) pays the Sponsor a management fee (the “Management Fee”), monthly in arrears, in an amount equal to 1.35% per annum of its average daily net assets. 2x Bitcoin Strategy ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. 2x Ether ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. Pursuant to a separate contractual arrangement, the Sponsor has contracted, through June 4, 2025, to waive its fees and/or pay 2x Ether ETF’s expenses so that the Fund’s annual net operating expenses (excluding any interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.94%. “Average daily net assets” is calculated by dividing the month-end net assets of each Fund by the number of calendar days in such month.

20

Notes to the Financial Statements
August 31, 2024(Continued)
No other Management Fee is paid by the Funds. The Management Fee is paid in consideration of the Sponsor’s trading advisory services and the other services provided to the Fund that the Sponsor pays directly.
Pursuant to the Sponsor Agreement between Sponsor and the Trust, on behalf of the Funds, the Sponsor oversees and pays Penserra Capital Management LLC (“Commodity Sub-Adviser”) for its services as Commodity Sub-Adviser. The Sponsor pays the Commodity Sub-Adviser an annual percentage rate fee based on each Fund’s average daily net assets (total assets of the Fund, minus the sum of its accrued liabilities). The fee rates are 0.13% for -1x Short VIX Mid-Term Futures Strategy ETF, 0.20% for 2x Bitcoin Strategy ETF, and 0.13% for 2x Ether ETF, with an annual minimum of $35,000 charged to the 2x Ether ETF. The Funds do not directly pay the Commodity Sub-Adviser.
Non-Recurring Fees and Expenses
Each Fund pays all its non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring and unusual fees and expenses are fees and expenses that are unexpected or unusual in nature, such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Funds.
The Administrator, Transfer Agent, and Custodian
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp and parent company of Fund Services, intends to serve as the Fund’s custodian pursuant to a custody agreement.
The Marketing Agent
Foreside Fund Services, LLC (the “Marketing Agent”) serves as the Marketing Agent of the Funds. Its principal duties are: (i) to work with the Transfer Agent to review and approve orders placed by Authorized Participants and transmitted to the Transfer Agent; (ii) maintain copies of confirmations of Creation Unit creation and redemption order acceptances; (iii) maintain telephonic, facsimile and/or access to direct computer communications links with the Transfer Agent; and (iv) review and approve, prior to use, all Trust marketing materials for compliance with applicable SEC and FINRA advertising rules.
The Marketing Agent retains all marketing materials separately for the Funds, at their offices located at Three Canal Plaza, Suite 100 Portland, Maine 04101.
7. FAIR VALUE MEASUREMENTS
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The disclosure requirements establish a fair value hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs); and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the disclosure requirements hierarchy are as follows:
Level I –	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II –
Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III –	Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

21

Notes to the Financial Statements
August 31, 2024(Continued)
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety.
Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.
The following tables summarize the valuation of investments on August 31, 2024 using the fair value hierarchy:
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$8,776,478	$—	$ —	$8,776,478
Total Investments	$8,776,478	$—	$—	$8,776,478
Other Financial Instruments*:
Futures Contracts	$577,821	$—	$—	$577,821
Total Other Financial Instruments	$577,821	$—	$—	$577,821

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.
Refer to the Schedule of Investments for further disaggregation of investment categories.
2x Bitcoin Strategy ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$665,153,570	$—	$ —	$665,153,570
Total Investments	$665,153,570	$—	$—	$665,153,570
Liabilities:
Investments:
Reverse Repurchase Agreements	$—	$(2,961,090,000)	—	$(2,961,090,000)
Total Investments	$—	$(2,961,090,000)	$—	$(2,961,090,000)
Other Financial Instruments*:
Futures Contracts	$(119,286,940)	$—	$—	$(119,286,940)
Total Other Financial Instruments	$(119,286,940)	$—	$—	$(119,286,940)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.
Refer to the Schedule of Investments for further disaggregation of investment categories.
2x Ether ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$41,058,769	$ —	$ —	$ 41,058,769
Total Investments	$41,058,769	$—	$—	$41,058,769

22

Notes to the Financial Statements
August 31, 2024(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Reverse Repurchase Agreements	$—	$(296,109,000)	$—	$(296,109,000)
Total Investments	$—	$(296,109,000)	$—	$(296,109,000)
Other Financial Instruments*:
Futures Contracts	$(11,164,845)	$—	$—	$(11,164,845)
Total Other Financial Instruments	$(11,164,845)	$—	$ —	$(11,164,845)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of August 31, 2024.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 roll forward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of August 31, 2024, certain Funds were invested in futures contracts. On August 31, 2024, the fair values of derivative instruments, by primary risk, were as follows:
Fair Values of Derivative Instruments as of August 31, 2024

Derivatives Not Accounted for as Hedging Instruments	Fund	Asset Derivatives		Liability Derivatives
		Statements of Financial Condition Location	Unrealized Appreciation	Statements of Financial Condition Location	Unrealized Depreciation
VIX Futures Contracts
	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)		$577,821		$—
Bitcoin Futures Contracts
	2x Bitcoin Strategy ETF (Consolidated)		—		(119,286,940)
Ether Futures Contracts
	2x Ether ETF (Consolidated)		—		(11,164,845)
	Total Trust		$577,821		$(130,451,785)

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Financial Condition in receivable/payable on open futures.

23

Notes to the Financial Statements
August 31, 2024(Continued)
Transactions in derivative instruments during the period ended August 31, 2024, by primary risk, were as follows:
The Effect of Derivative Instruments on the Statement of Operations
For the Period Ended August 31, 2024

Derivatives Not Accounted for as Hedging Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income August 31, 2024	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income August 31, 2024
VIX Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$(565,997)	$454,928
Bitcoin Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	2x Bitcoin Strategy ETF (Consolidated)	(528,408,825)	(184,027,915)
Bitcoin Options Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on options contracts	2x Bitcoin Strategy ETF (Consolidated)	(38,676,549)	—
Ether Futures Contracts	Net realized gain (loss) on futures contracts/changes in unrealized appreciation (depreciation) on futures contracts	2x Ether ETF (Consolidated)	(59,432,947)	(11,164,845)
		Total Trust	$(625,895,981)	$(194,737,832)

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Financial Condition in receivable/payable on open futures.

For the period ended August 31, 2024, the volume of the derivatives held by the Funds was as follows:

Funds	Quarterly Average Gross Notional Amounts
	Short Future Contracts	Long Future Contracts
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$(23,163,925)	$—
2x Bitcoin Strategy ETF (Consolidated)	—	8,890,553,138
2x Ether ETF (Consolidated)	—	273,536,750

Funds	Quarterly Average Gross Notional Amounts(a)
	Written Options Contracts	Purchased Options Contracts
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$ —	$ —
2x Bitcoin Strategy ETF (Consolidated)	—	—
2x Ether ETF (Consolidated)(b)	—	—

(a)	Option positions were held throughout the period, however none were held on month end reporting dates; resulting in an average notional value calculation of zero for each of the funds.
(b)	The Fund commenced operations on June 4, 2024.

24

Notes to the Financial Statements
August 31, 2024(Continued)
The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.
9. PRINCIPAL RISKS
Correlation and Compounding Risk
The Funds do not seek to achieve their stated investment objective over a period of time greater than a single day (as measured from NAV calculation time to NAV calculation time). The return of a Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from the inverse (-1x) or two times (2x) the return of the Fund’s benchmark for the period. A Fund will lose money if its benchmark performance is flat over time, and it is possible for a Fund to lose money over time even if the performance of its benchmark increases in the case of ZIVB (or decreases in the case of BITX and ETHU), as a result of daily rebalancing, the benchmark’s volatility, compounding, and other factors. Compounding is the cumulative effect of applying investment gains and losses and income to the principal amount invested over time. Gains or losses experienced over a given period will increase or reduce the principal amount invested from which the subsequent period’s returns are calculated. The effects of compounding will likely cause the performance of a Fund to differ from the Fund’s stated multiple times the return of its benchmark for the same period. The effect of compounding becomes more pronounced as benchmark volatility and holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the benchmark during the holding period of an investment in the Fund. Longer holding periods, higher benchmark volatility, inverse exposure, and greater leverage each affect the impact of compounding on a Fund’s returns. Daily compounding of a Fund’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to a Fund’s return for a period as the return of the Fund’s underlying benchmark.
Each Fund uses leverage and should produce daily returns that are more volatile than that of its benchmark. For example, the daily return of BITX and ETHU should be approximately two times as volatile on a daily basis as is the return of a fund with an objective of matching the same benchmark. The daily return of ZIVB is designed to return the inverse (-1x) of the return that would be expected of a fund with an objective of matching the same benchmark. The Funds are not appropriate for all investors and present significant risks not applicable to other types of funds. The Funds use leverage and are riskier than similarly benchmarked exchange-traded funds that do not use leverage. An investor should only consider an investment in a Fund if he or she understands the consequences of seeking daily leveraged or daily inverse investment results. Shareholders who invest in the Funds should actively manage and monitor their investments, as frequently as daily.
While the Funds seek to meet their investment objectives, there is no guarantee they will do so. Factors that may affect a Fund’s ability to meet its investment objective include: (1) the Sponsor’s ability to purchase and sell Financial Instruments in a manner that correlates to a Fund’s objective; (2) an imperfect correlation between the performance of Financial Instruments held by a Fund and the performance of the applicable benchmark; (3) bid-ask spreads on such Financial Instruments; (4) fees, expenses, transaction costs, financing costs associated with the use of Financial Instruments and commission costs; (5) holding or trading instruments in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent and/or valuation methodology; (7) changes to a benchmark Index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) accounting standards; and (11) differences caused by a Fund obtaining exposure to only a representative sample of the components of a benchmark, over weighting or under weighting certain components of a benchmark or obtaining exposure to assets that are not included in a benchmark.
A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. In order to achieve a high degree of correlation with their underlying benchmarks, the Funds seek to rebalance their portfolios daily to keep exposure consistent with their investment objectives. Being materially under- or over-exposed to the benchmark may prevent such Funds from achieving a high degree of correlation with such benchmark. Market disruptions or closure, large amounts of assets into or out of the Funds, regulatory restrictions, extreme market volatility, and other factors will adversely affect such Funds’ ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the

25

Notes to the Financial Statements
August 31, 2024(Continued)
benchmarks’ movements during each day. Other things being equal, more significant movement in the value of its benchmark up or down will require more significant adjustments to a Fund’s portfolio. Because of this, it is unlikely that the Funds will be perfectly exposed (i.e., -1x, 2x, as applicable) to its benchmark at the end of each day, and the likelihood of being materially under- or over-exposed is higher on days when the benchmark levels are volatile near the close of the trading day.
Each Fund seeks to rebalance its portfolio on a daily basis. The time and manner in which a Fund rebalances its portfolio may vary from day to day depending upon market conditions and other circumstances at the discretion of the Sponsor. Unlike other funds that do not rebalance their portfolios as frequently, each Fund may be subject to increased trading costs associated with daily portfolio rebalancing to maintain appropriate exposure to the underlying benchmarks.
Counterparty Risk
Each Fund may use derivatives such as swap agreements and forward contracts (collectively referred to herein as “derivatives”) in the manner described herein to achieve their respective investment objectives. The use of derivatives by a Fund exposes the Fund to counterparty risks.
Regulatory Treatment
Derivatives are generally traded in OTC markets and have only recently become subject to comprehensive regulation in the United States. Cash- settled forwards are generally regulated as “swaps,” whereas physically settled forwards are generally not subject to regulation (in the case of commodities other than currencies) or subject to the federal securities laws (in the case of securities). Title VII of the Dodd-Frank Act (“Title VII”) created a regulatory regime for derivatives, with the CFTC responsible for the regulation of swaps and the SEC responsible for the regulation of “security-based swaps.” The SEC requirements have largely yet to be made effective, but the CFTC requirements are largely in place. The CFTC requirements have included rules for some of the types of transactions in which the Funds will engage, including mandatory clearing and exchange trading, reporting, and margin for OTC swaps. Title VII also created new categories of regulated market participants, such as “swap dealers,” “security- based swap dealers,” “major swap participants,” and “major security-based swap participants” who are, or will be, subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements. The regulatory requirements under Title VII continue to be developed and there may be further modifications that could materially and adversely impact the Funds, the markets in which a Fund trades and the counterparties with which the Fund engages in transactions.
As noted, the CFTC rules may not apply to all the swap agreements and forward contracts entered by the Funds. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act (the “CEA”) in connection with each Fund’s swap agreements or forward contracts. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.
Counterparty Credit Risk
The Funds will be subject to the credit risk of the counterparties to the derivatives. In the case of cleared derivatives, the Funds will have credit risk to the clearing corporation in a similar manner as the Funds would for futures contracts. In the case of OTC derivatives, the Funds will be subject to the credit risk of the counterparty to the transaction — typically a single bank or financial institution. As a result, a Fund is subject to increased credit risk with respect to the amount it expects to receive from counterparties to OTC derivatives entered as part of that Fund’s principal investment strategy. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund could suffer significant losses on these contracts and the value of an investor’s investment in a Fund may decline.
The Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, subject to certain minimum thresholds. However, there are no limitations on the percentage of assets each Fund may invest in swap agreements or forward contracts with a particular counterparty. To the extent any such collateral is insufficient or there are delays in accessing the collateral,

26

Notes to the Financial Statements
August 31, 2024(Continued)
the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts because of bankruptcy proceedings. The Funds typically enter into transactions only with major global financial institutions.
OTC derivatives of the type that may be utilized by the Funds are generally less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. These agreements contain various conditions, events of default, termination events, covenants, and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed to the party under the agreement. For example, if the level of the Fund’s benchmark has a dramatic intraday move that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap or to invest in other Financial Instruments necessary to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the level of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.
In addition, cleared derivatives benefit from daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. To the extent the Fund enters into cleared swap transactions, the Fund will deposit collateral with a FCM in cleared swaps customer accounts, which are required by CFTC regulations to be separate from its proprietary collateral posted for cleared swaps transactions. Cleared swap customer collateral is subject to regulations that closely parallel the regulations governing customer segregated funds for futures transactions but provide certain additional protections to cleared swaps collateral in the event of a clearing broker or clearing broker customer default. For example, in the event of a default of both the clearing broker and a customer of the clearing broker, a clearing house is only permitted to access the cleared swaps collateral in the legally separate (but operationally comingled) account of the defaulting cleared swap customer of the clearing broker, as opposed to the treatment of customer segregated funds, under which the clearing house may access all of the commingled customer segregated funds of a defaulting clearing broker. Derivatives entered into directly between two counterparties do not necessarily benefit from such protections, particularly if entered into with an entity that is not registered as a “swap dealer” with the CFTC. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss.
The Sponsor regularly reviews the performance of its counterparties for, among other things, creditworthiness, and execution quality. In addition, the Sponsor periodically considers the addition of new counterparties and the counterparties used by a Fund may change at any time. Each day, the Funds disclose their portfolio holdings as of the prior Business Day. Each Fund’s portfolio holdings identifies its counterparties, as applicable. This portfolio holdings information may be accessed through the web on the Sponsor’s website at www.volatilityshares.com.
Each counterparty and/or any of its affiliates may be an Authorized Participant or shareholder of a Fund, subject to applicable law.
The counterparty risk for cleared derivatives transactions is generally lower than for OTC derivatives. Once a transaction is cleared, the clearing organization is substituted and is a Fund’s counterparty on the derivative. The clearing organization guarantees the performance of the other side of the derivative. Nevertheless, some risk remains, as there is no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund.
Leverage Risk
The Funds may utilize leverage in seeking to achieve their respective investment objectives and will lose more money in market environments adverse to their respective daily investment objectives than funds that do not employ leverage. The use of leveraged and/or inverse leveraged positions increases the risk of total loss of an investor’s investment, even over periods as short as a single day.
For example, because BITX includes a two times (2x) multiplier, a single-day movement in the relevant benchmark approaching 50% at any point in the day could result in the total loss or almost total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund in which an investor has invested, even

27

Notes to the Financial Statements
August 31, 2024(Continued)
if such Fund’s benchmark subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with downward single-day or intraday movements in the underlying benchmark of a Fund or upward single-day or intraday movements in the benchmark of a Fund, even if the underlying benchmark maintains a level greater than zero at all times.
Liquidity Risk
Financial Instruments cannot always be liquidated at the desired price. It is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A market disruption can also make it difficult to liquidate a position, find a swap, or forward contract counterparty at a reasonable cost. Market illiquidity may cause losses for the Funds. The large size of the positions which the Funds may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated because the Funds will typically invest in Financial Instruments related to one benchmark, which in many cases is highly concentrated.
“Contango” and “Backwardation” Risk
The Funds typically hold futures contracts. As the futures contracts near expiration, they are generally replaced by contracts that have a later expiration. Thus, for example, a contract purchased and held in November 2019 may specify a January 2020 expiration. As that contract nears expiration, it may be replaced by selling the January 2020 contract and purchasing the contract expiring in March 2020. This process is referred to as “rolling.” Rolling may have a positive or negative impact on performance. For example, historically, the prices of certain types of futures contracts have frequently been higher for contracts with shorter-term expirations than for contracts with longer-term expirations, which is referred to as “backwardation.” In these circumstances, absent other factors, the sale of the January 2020 contract would take place at a price that is higher than the price at which the March 2020 contract is purchased, thereby creating a gain in connection with rolling. While certain types of futures contracts have historically exhibited consistent periods of backwardation, backwardation will likely not always exist in these markets.
Since the introduction of VIX futures contracts, there have frequently been periods where VIX futures prices reflect higher expected volatility levels further out in time. This can result in a loss from “rolling” the VIX futures to maintain the constant weighted average maturity of the applicable Fund benchmark. Losses from exchanging a lower priced VIX future for a higher priced longer-term future in the rolling process could adversely affect the value of a Fund and, accordingly, decrease the return of a Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local, and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to your investment.

28

Notes to the Financial Statements
August 31, 2024(Continued)
Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shocks
The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.
10. SUBSEQUENT EVENTS
For -1x Short VIX Mid-Term Futures ETF the following distributions were paid: on September 25, 2024 an income dividend of $0.4850 was declared payable on September 27, 2024 to shareholders of record on September 26, 2024. For 2x Ether ETF, the following distributions were paid: on September 25, 2024 an income dividend of $0.0040 was declared payable on September 27, 2024 to shareholders of record on September 26, 2024.
Management has evaluated the possibility of subsequent events existing in the Trust’s and the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Trust’s or the Funds’ financial statements through this date, except as noted above.
11. BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
The Board of Trustees of Volatility Shares Trust (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with Volatility Shares LLC (the “Advisor”), on behalf of 2x Ether Strategy ETF (the “Fund”), and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Advisor and Penserra Capital Management LLC (the “Sub-Advisor”), at a meeting held on May 8, 2024. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Advisor and the Sub-Advisor provided materials and information that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) assembled by the Advisor; the proposed sub-advisory fee rate; the estimated expense ratio of the Fund as compared to expense the arrangements between the Trust and the Advisor and between the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure. With respect to the Sub-Advisory Agreement, the Board considered the services that the Sub-Advisor will provide to the Fund and noted the background and experience of the Sub-Advisor’s portfolio management team. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

29

Notes to the Financial Statements
August 31, 2024(Continued)
The Board considered the proposed unitary fee rate payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 1.85% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board considered that the Advisor would contractually agree to waive a portion of its advisory fee in an amount equal to 0.91% of the Fund’s average daily net assets for at least a one year period beginning upon the effectiveness of the Fund’s registration statement. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for the Fund was above the median total net expense ratio of the peer funds in the Expense Group; however, the Board noted that the fee waiver would decrease the Fund’s net expense ratio below the median expense ratio of the Expense Group. With respect to the Expense Group, the Board discussed with the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. The Advisor also discussed with the Board unique aspects of managing a levered Ether product that create additional work and risks for the Advisor, including that the Fund will require more trading and investing services, the Fund will carry greater litigation risk and the Fund is expected to experience more assets under management volatility. The Advisor also discussed general pricing considerations for levered funds, noting that levered funds are often priced one and one-half to two times higher than comparable unlevered funds. The Board noted that two comparable levered Bitcoin ETFs (including one overseen by the Board) currently charge the same unitary fee as the Fund and other comparable unlevered Bitcoin ETFs currently charge a unitary fee of 0.95%. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board noted that the proposed unitary fee for the Fund was not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board reviewed financial information provided by the Advisor. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the profits that it would generate from managing the Fund at various asset levels. The Board noted the inherent limitations in the analysis and concluded that, based upon the information provided, any profits that may be realized by the Advisor in connection with the management of the Fund were not expected to be unreasonable. The Board reviewed financial information provided by the Sub-Advisor. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee and its understanding that the sub-advisory fee rate was the product of an arm’s length negotiation. In addition, the Board considered other potential benefits described by the Advisor that may be realized from its relationship with the Fund, including that the Advisor may potentially increase its market visibility because of its relationship to the Fund. The Board also considered other potential benefits to the Sub-Advisor that may be realized from its relationship with the Fund. The Board concluded that the character and amount of other potential benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

30

Trustees and Officers
August 31, 2024 (Unaudited)
The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling (866) 261-0273.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Independent Trustees
Stephen Yu 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1985	Trustee; Chairman of the Board	• Indefinite Term • Since Inception	Vice President, Discover Financial Services (2024 – Present); Director/Senior Director, Discover Financial Services (2018 – 2024)	3	None
Anthony Ward 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1975	Trustee	• Indefinite Term • Since Inception	Managing Director — Head of Counterparty Credit Risk IB, Credit Suisse (2021 – Present); Managing Director — Dublin Branch Chief Risk Officer, Credit Suisse (2019 – 2021); Director — Global Markets Equities CRO/US Equities CRO, Credit Suisse (2015 – 2019).	3	None
Anthony Homsey 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1986	Trustee	• Indefinite Term • Since Inception	Vice President — Insurance Partnerships, QuinStreet (2022 – Present); Senior Director — Strategic Partnerships, QuinStreet (2021 – 2022); Assistant Vice President — Digital Media, MAPFRE Insurance (2018 – 2021; Digital Media Director, Travelers Insurance (2016 – 2018).	3	None

31

Trustees and Officers
August 31, 2024 (Unaudited)(Continued)

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations during Past 5 Years	Number of Portfolios in the Volatility Shares Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee during the Past 5 Years
Interested Trustee[1] and Officers of the Trust
Justin Young 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1986	Interested Trustee, President, and Chief Executive Officer (Principal Executive Officer)	• Indefinite Term • Since Inception	President of Volatility Shares LLC (2018 – Present); Managing Partner of Invest in Vol LLC (2017 – 2023)	3	None
Chang Kim 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1984	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer	• Indefinite Term • Since Inception
Chief Operating Officer of Volatility Shares LLC (2022 – Present); Chief Operating Officer of Invest in Vol LLC (2022 – 2023); CEO of The Library Shop, Inc. (2021 – 2021); Portfolio Manager and COO at Global X Management Company LLC (2009 – 2020)
				N/A	None
Stuart Barton 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1973	Vice President and Secretary	• Indefinite Term • Since Inception	Chief Investment Officer of Volatility Shares LLC (2018 – Present); Managing Partner of Invest in Vol LLC (2017 – 2023)	N/A	None

32

VOLATILITY SHARES TRUST ETF
2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408
www.volatilityshares.com
INVESTMENT ADVISERS
Volatility Shares LLC
2000 PGA Blvd, Suite 4440,
Palm Beach Gardens,
Florida 33408.
INVESTMENT SUB-ADVISER
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A,
Orinda, California 94563
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100,
Portland, ME 04101
www.foreside.com
The Trust’s Proxy Voting Policies are available
without charge by calling 1-(866) 261-0273, or by
accessing the SEC’s website, at www.sec.gov.
The actual voting records relating to portfolio
securities during the most recent period ended
June 30 is available without charge by calling
1-(866) 261-0273 or by accessing the SEC’s website
at www.sec.gov.
The Trust files complete schedule of portfolio
holdings with the SEC for its first and third fiscal
quarters on Part F of Form N-PORT. The Funds’ Part F
of Form N-PORT is available on the SEC’s website at
www.sec.gov.
This report has been prepared for shareholders and
may be distributed to others only if preceded or
accompanied by a current prospectus.

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Volatility Shares Trust

By (Signature and Title)	/s/ Justin Young
Justin Young, Principal Executive Officer (Principal Executive Officer)

Date	11/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin Young
Justin Young, Principal Executive Officer (Principal Executive Officer)

Date	11/29/2024

By (Signature and Title)	/s/ Chang Kim
Chang Kim, Principal Financial Officer (Principal Financial Officer)

Date	11/29/2024